Financial Instruments - Contractual Maturities for Non-derivative Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, book value	₩ 5,468,869
Borrowings, book value	21,741,216	₩ 20,497,607
Financial guarantee liabilities, book value	25,598
Lease liabilities book value	778,014
Other financial liabilities, book value	1,915,149
Non-derivative financial liabilities, book value	29,928,846
Trade accounts and notes payable, contractual cash flow	5,469,700
Borrowings, contractual cash flow	22,109,986
Financial guarantee liabilities, contractual cash flow	4,122,774
Lease liabilities contractual cash flows	1,041,367
Other financial liabilities, contractual cash flow	1,915,668
Non-derivative financial liabilities, contractual cash flow	34,659,495
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	5,469,006
Borrowings, contractual cash flow	8,711,485
Financial guarantee liabilities, contractual cash flow	4,122,774
Lease liabilities contractual cash flows	212,332
Other financial liabilities, contractual cash flow	1,832,601
Non-derivative financial liabilities, contractual cash flow	20,348,198
1 year - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	694
Borrowings, contractual cash flow	12,479,283
Lease liabilities contractual cash flows	465,206
Other financial liabilities, contractual cash flow	83,067
Non-derivative financial liabilities, contractual cash flow	13,028,250
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flow	919,218
Lease liabilities contractual cash flows	363,829
Non-derivative financial liabilities, contractual cash flow	₩ 1,283,047